COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2014
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
Schedule of Future Minimum Lease Payments
Operating
Year ended December 31,	Leases

2015	$1,414
2016	1,139
2017	1,042
2018	543
2019 and after	177

$4,315